INITIAL PUBLIC OFFERING	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Tailwind Acquisition Corp.
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 33,421,570 Units, which includes a partial exercise by the underwriter of its over-allotment option in the amount of 3,421,570 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 33,421,570 Units, which includes a partial exercise by the underwriter of its over-allotment option in the amount of 3,421,570 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A comm on
stock at a price of $11.50 per share, subject to adjustment (see Note 8).